2. Accounting policies and method of measurement (Details 1) - Derivatives [member] - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets:
Financial assets, gross	R$ 29,431,287	R$ 20,904,663	R$ 18,667,611
Financial assets offset in the balance sheet, gross	(560,666)	(458,929)	(304,165)
Financial assets offset in the balance sheet, net	28,870,621	20,445,734	18,363,446
Liabilities:
Financial liabilities, gross	32,540,604	22,888,906	18,771,000
Financial liabilities offset in the balance sheet, gross	(560,666)	(458,929)	(304,165)
Financial liabilities offset in the balance sheet, net	R$ 31,979,938	R$ 22,429,977	R$ 18,466,835